Income tax (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities as of December 31, 2017 and 2016, relate to the following:

	Consolidated statement of financial position as of December 31		Consolidated statement of profit or loss for the year ended
	2017	2016	2017	2016
Intangible assets	(719)	(784)	65	265
Trade and other payables	166	130	36	9
Trade and other receivables	101	138	(37)	(20)
Loans issued	48	27	21	7
Taxes on unremitted earnings	(184)	(75)	(109)	19
Other	7	(17)	24	(27)

Net deferred income tax asset/(liability)	(581)	(581)	–	253

including:
Deferred tax asset	245	270
Deferred tax liability	(826)	(851)

Summary of Reconciliation of Deferred Income Tax Assets (Liability), Net

Reconciliation of deferred income tax asset/(liability), net:

	2015	2016	2017
Deferred income tax asset/(liability), net as of January 1	203	(834)	(581)
Effect of acquisitions of subsidiaries	(1,037)	–	–
Deferred tax benefit/(expense)	–	253	–

Deferred income tax asset/(liability), net as of December 31	(834)	(581)	(581)

Summary of Income Tax Expense

For the year ended December 31 income tax expense included:

	2015	2016	2017
Total tax expense
Current income tax expense	(877)	(871)	(698)
Deferred tax benefit/(expense)	–	253	–

Income tax expense for the year	(877)	(618)	(698)

Reconciliation of Theoretical and Actual Income Tax Expense

Theoretical and actual income tax expense is reconciled as follows:

	2015	2016	2017
Profit before tax	6,151	3,107	3,840
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(802)	(278)	(370)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	200	39	12
Non-deductible expenses	(105)	(269)	(222)
Income tax associated with earnings of foreign subsidiaries	(102)	(95)	(109)
Unrecognized deferred tax assets	(68)	(15)	(9)

Total income tax expense	(877)	(618)	(698)